Other comprehensive income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Composition of accumulated other comprehensive income/(loss)
Balance	¥ 84,659,847		¥ 60,866,860	¥ 52,388,703
Balance	204,485,908	$ 31,338,839	84,659,847	60,866,860
Foreign currency translation adjustments
Composition of accumulated other comprehensive income/(loss)
Balance	4,108,334		3,358,469	661,685
Other comprehensive income/(loss)	(7,656,413)		749,865	2,696,784
Balance	(3,548,079)		4,108,334	3,358,469
Net unrealized gains/(losses) on available-for-sale securities
Composition of accumulated other comprehensive income/(loss)
Balance	54,813		627	1,180,396
Other comprehensive income/(loss)	(54,802)		54,186	(23,127)
Balance	11		54,813	627
Net unrealized gains/(losses) on available-for-sale securities | Cumulative Effect, Period of Adoption, Adjustment [Member]
Composition of accumulated other comprehensive income/(loss)
Balance			(1,156,642)
Balance				(1,156,642)
Accumulated other comprehensive income/(loss)
Composition of accumulated other comprehensive income/(loss)
Balance	4,163,147		3,359,096	1,842,081
Other comprehensive income/(loss)	(7,711,215)		804,051	2,673,657
Balance	¥ (3,548,068)		4,163,147	3,359,096
Accumulated other comprehensive income/(loss) | Cumulative Effect, Period of Adoption, Adjustment [Member]
Composition of accumulated other comprehensive income/(loss)
Balance			¥ (1,156,642)
Balance				¥ (1,156,642)